Total
BNY Mellon Midcap Index Fund, Inc.
Fund Summary BNY Mellon Midcap Index Fund, Inc.
Investment Objective
The fund seeks to match the performance of the S&P MidCap 400® Index.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Midcap Index Fund, Inc.		Investor Shares	Class I
Management fees		0.25%	0.25%
Shareholder services fees		0.25%	none
Miscellaneous other expenses		0.01%	0.01%
Total other expenses		0.26%	0.01%
Total annual fund operating expenses		0.51%	0.26%
Fee waiver	[1]	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver)		0.50%	0.25%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees, shareholder services plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Midcap Index Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	51	160	280	628
Class I	26	80	141	318

Expense Example No Redemption - BNY Mellon Midcap Index Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	51	160	280	628
Class I	26	80	141	318

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.50% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund generally is fully invested in stocks included in the S&P MidCap 400® Index and in futures whose performance is tied to the index. The fund generally invests in all of the stocks in the S&P MidCap 400® Index in proportion to their weighting in the index.

Because the fund has expenses, performance will tend to be slightly lower than that of the S&P MidCap 400® Index. The fund attempts to have a correlation between its performance and that of the S&P MidCap 400® Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P MidCap 400® Index is an unmanaged index of the common stocks of 400 mid-sized companies. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the S&P MidCap 400® Index generally have market capitalizations ranging between approximately $5.8 billion and $15.8 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®" and "S&P MidCap 400® Index" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com. Prior to August 31, 2016, the fund's Investor shares were undesignated.

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

During the periods shown in the chart: Best Quarter Q4, 2020: 24.26% Worst Quarter Q1, 2020: -29.84%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Midcap Index Fund, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Shares	15.89%	12.06%	8.76%
Class I	16.21%	12.34%	8.96%	Aug. 31, 2016
After Taxes on Distributions | Investor Shares	13.54%	9.02%	6.02%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	11.07%	9.26%	6.51%
S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes	16.44%	12.62%	9.27%